Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Summary Of Aggregate Maturities

2020	$1,533
2021	90
2022	703
Total	$2,326

Schedule Of Convertible Notes Payable

	Fixed	Effective
	Conversion	Interest		December 31,
Description	Rate	Rate	Maturity Date	2019	2018
Convertible notes dated September 10, 2018	$0.40	8.3%	September 7, 2023	$700	$800
Convertible notes dated September 19, 2018	$0.57	8.3%	September 19, 2023	425	$425
Convertible notes dated February/March 2019	$0.25	8.0%	February 28, 2024 to March 13, 2024	1,300	-
Convertible notes dated June/July 2019	$0.10	8.0%	June 7, 2024 to July 15, 2024	390	-
Convertible notes dated July 18, 2019	$0.08	46.1%	July 18, 2024	700	-
Convertible notes dated September 13, 2019	$0.10	25.9%	September 13, 2024	50	-
Total principal balance				3,565	1,225
Less unamortized discount				832	388
				$2,733	$837

Reconciliation Of Secured Contingent Obligation At Fair Value

	2019	2018
Secured contingent payment obligation, beginning of year	$25,557	$15,896
Proceeds from contingent payment obligation	-	4,000
Change in fair value	1,094	5,661
Secured contingent payment obligation, end of year	$26,651	$25,557